INTANGIBLES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net	$ 46,250	$ 47,500
Licensing Agreement - Bright
Cost basis		50,000
Less: accumulated amortization		(2,500)
Finite-Lived Intangible Assets, Net		$ 47,500